Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Accounts receivable, allowance	¥ 131,826	$ 18,567	¥ 115,380	$ 16,251
Current liabilities of the VIE without recourse to the company	250,075	35,222	282,341
Non-current liabilities of the VIE without recourse to the company	134,351	18,923	123,848
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the company	30,220	4,256	29,993
Non-current liabilities of the VIE without recourse to the company	¥ 3,146	$ 444	¥ 5,234
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	88,006,101	88,006,101	78,300,387	78,300,387
Ordinary shares, shares outstanding	87,544,585	87,544,585	77,309,937	77,309,937
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	39,026,560	39,026,560	39,026,560	39,026,560
Ordinary shares, shares outstanding	39,026,560	39,026,560	39,026,560	39,026,560